TRADE ACCOUNTS RECEIVABLE - Changes in contractual assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period	R$ 104,692	R$ 147,110
Additions	254,379	342,688
Write-offs	(265,965)	(385,106)
Balance at the end of period	93,106	104,692
Additions	321,709	1,259,625
Gross carrying amount
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period	131,243	178,601
Additions	254,379	342,688
Write-offs	(267,826)	(390,046)
Balance at the end of period	117,796	131,243
Allowance for credit losses [member]
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period, Provision for losses	(26,551)	(31,491)
Additions	0	0
Write-offs, Provision for losses	(1,861)	(4,940)
Balance at the end of period, Provision for losses	R$ (24,690)	R$ (26,551)